Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
5.	Accounts Receivable, Net

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Accounts receivable	78,826	149,745	23,792
Allowance for doubtful debts	(2,453)	(2,121)	(337)

	76,373	147,624	23,455

As of December 31, 2010 and 2011, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance at beginning of the year	3,066	2,453	390
Provision	1,097	183	29
Disposal of the Non-IDC Business in SH Guotong	(1,710)	—	—
Write-off of accounts receivable	—	(515)	(82)

Balance at end of the year	2,453	2,121	337

Additions to the Company’s allowance for doubtful accounts were recorded within general and administration expenses for the years ended December 31, 2010 and 2011.